Significant Accounting Policies and Recent Accounting Pronouncements (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 Segment	Dec. 31, 2024 USD ($) Class Segment	Dec. 31, 2025 USD ($) PerformanceObligation Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts			$ 0	$ 25,369	$ 0
Vessels' Depreciation [Abstract]
Estimated useful life			25 years
Revenues Related to Voyage Charter Contracts [Abstract]
Number of performance obligations | PerformanceObligation			1
Segment Information [Abstract]
Number of reportable segments | Segment	2	2	3
Number of asset classes | Class		2
Allowance for Credit Loss [Abstract]
Allowance for credit losses		$ 0	$ 0	$ 0
Debt securities, allowance for credit losses			$ 0